CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (27,959)	$ (415,330)	$ (1,097,167)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	541,538	543,396	521,939
Amortization of deferred financing costs and original issue premiums	20,769	19,461	17,056
Net reversal of interest accretion on lease and other financial liabilities	(11,784)	(8,133)	(16,843)
Net loss on disposal of property and equipment	1,590	443	476
Impairment of long-lived assets	3,316	207,608	3,595
Impairment of assets held for sale	0	0	6,794
Net (gain) loss on disposal of assets held for sale	0	(4,468)	477
Provision for (reversal of) credit losses	2,931	(3,351)	(433)
Provision for input value-added tax	5,865	6,665	5,714
Loss (gain) on extinguishment of debt	1,000	(1,611)	0
Share-based compensation	27,368	35,473	71,809
Other	(3,103)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(53,941)	(31,526)	(396)
Inventories, prepaid expenses and other	5,123	20,176	4,187
Long-term prepayments, deposits and other	28,346	16,573	(16,405)
Accounts payable, accrued expenses and other	82,009	212,377	(121,288)
Other long-term liabilities	3,588	24,937	1,051
Net cash provided by (used in) operating activities	626,656	622,690	(619,434)
Cash flows from investing activities:
Acquisition of property and equipment	(227,760)	(124,101)	(129,731)
Acquisition of intangible and other assets	(39,240)	(6,864)	(12,478)
Payments for capitalized construction costs	(34,181)	(132,923)	(479,883)
Proceeds from sale of property and equipment	374	530	423
Proceeds from sale of assets held for sale	0	14,845	15,562
Proceeds from loan repayment from an affiliated company	0	200,000	0
Payment of loan to an affiliated company	0	0	(200,000)
Net cash used in investing activities	(300,807)	(48,513)	(806,107)
Cash flows from financing activities:
Repayments of long-term debt	(1,169,579)	(2,201,562)	0
Repurchase of shares	(112,292)	(169,836)	(189,161)
Payments of financing costs	(36,950)	(530)	(7,990)
Payments of intangible assets liabilities	(8,723)	(7,981)	0
Purchase of shares of a subsidiary	(743)	(671)	(3,310)
Dividends paid	(344)	(314)	(196)
Proceeds from long-term debt	850,282	1,251,544	1,849,839
Proceeds from exercise of share options	0	226	0
Net proceeds from issuance of shares of subsidiaries	0	0	134,103
Net cash (used in) provided by financing activities	(478,349)	(1,129,124)	1,783,285
Effect of exchange rate on cash, cash equivalents and restricted cash	(10,264)	2,326	(22,602)
(Decrease) increase in cash, cash equivalents and restricted cash	(162,764)	(552,621)	335,142
Cash, cash equivalents and restricted cash at beginning of year	1,435,836	1,988,457	1,653,315
Cash, cash equivalents and restricted cash at end of year	1,273,072	1,435,836	1,988,457
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(473,233)	(490,910)	(350,737)
Cash paid for income taxes, net of refunds	(10,145)	(1,001)	(2,989)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(20,769)	(17,135)	(15,393)
Repayments of long-term debt to related parties	(30,705)	(886)	0
Non-cash disclosures:
Change in operating lease liabilities arising from obtaining operating lease right-of-use assets and lease modifications	37,587	22,365	9,425
Change in right-of-use assets held under finance lease and finance lease liabilities arising from lease modification	0	0	106,407
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	47,144	28,543	32,042
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	5,990	4,429	107,158
Change in accrued expenses and other current liabilities related to acquisition of intangible assets	0	6,280	0
Change in other current and other long-term liabilities arising from recognition of intangible assets	$ 881	$ 312,647	$ 0